NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 15, 2016	Mar. 15, 2016	Jul. 07, 2014	Jan. 26, 2018	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2018	Mar. 21, 2016
Notes payable balance							$ 172,748		$ 246,337	$ 54,155
Interest expense				$ 25,500
Unpaid balance								$ 942,596
Unsecured promissory notes			$ 545,218
Interest rate			12.00%	8.00%
Monthly payments			$ 10,658
Common stock, shares issued				100,000		244,086,285	181,804,501		247,186,285
Deposits applied as payment on note payable								$ 57,404
Termination of licensing agreement							$ 132,804
Original issuance discount						$ 11,250	11,250		$ 11,250
Principal and interest due date				Jul. 26, 2018
Note 1 [Member]
Unsecured promissory notes				$ 250,000
Note 2 [Member]
Unsecured promissory notes				$ 250,000
Loan [Member]
Interest expense	$ 17,970
Common stock, shares issued	300,000
Naltrexone Implant Formulation [Member]
Interest expense							60,000
Aggregate purchase price					$ 1,132,000		1,132,000
Payment obligation							$ 1,000,000
Period of obligation							14 months
Licensing Agreements [Member]
Termination of licensing agreement							$ 132,804
Secured Promissory Note [Member]
Secured promissory note		$ 360,000
Issuance period		90 days
Proceeds received		$ 300,000
Original issuance discount		$ 60,000